Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 451,946	$ 544,342
Short-term deposits	76,224	23,976
Short-term investments		738
Trade receivables (net of allowances for credit losses of $14,251 and $12,242 as of December 31, 2023 and 2022, respectively)	721,008	702,727
Prepaid expenses and other accounts receivable	84,670	64,535
Inventories	42,008	35,181
Total current assets	1,375,856	1,371,499
NON-CURRENT ASSETS:
Long-term investments and receivables	52,002	38,985
Investments in companies accounted for at equity	20,796	20,746
Property, plant and equipment, net	52,931	54,971
Right-of-use assets	120,651	116,840
Deferred taxes	46,856	42,027
Intangible assets, net	206,928	222,726
Goodwill	936,581	926,161
Total non-current assets	1,436,745	1,422,456
Total assets	2,812,601	2,793,955
CURRENT LIABILITIES:
Credit from banks and others	145,973	157,882
Debentures	72,885	68,293
Current maturities of lease liabilities	44,064	45,497
Trade payables	258,649	222,482
Deferred revenues	137,643	131,639
Employees and payroll accrual	209,384	201,225
Other accounts payable	73,124	86,340
Liabilities in respect of business combinations	7,954	27,129
Put options of non-controlling interests	35,987	60,500
Total current liabilities	985,663	1,000,987
LONG-TERM LIABILITIES:
Loans from banks and others	90,887	115,874
Debentures	231,541	305,632
Lease liabilities	84,639	78,966
Other long-term liabilities	12,678	14,101
Deferred taxes	59,206	59,465
Deferred revenues	4,873	8,859
Liability in respect of business combinations	2,622	12,345
Put options of non-controlling interests	21,880	11,688
Employee benefit liabilities	10,427	9,116
Total long-term liabilities	518,753	616,046
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares of NIS 1 par value -Authorized: 25,000,000 shares as of December 31, 2023 and 2022; Issued: 15,901,287 and 15,886,287 at December 31, 2023 and 2022, respectively; Outstanding: 15,332,667 and 15,317,667 at December 31, 2023 and 2022, respectively	4,351	4,347
Additional paid-in capital	157,482	145,369
Retained earnings	475,219	419,448
Accumulated other comprehensive income	(11,031)	(17,030)
Treasury shares (568,620 shares as of December 31, 2023 and 2022)	(259)	(259)
Total equity attributable to Formula Systems shareholders	625,762	551,875
Non-controlling interests	682,423	625,047
Total equity	1,308,185	1,176,922
Total liabilities and equity	$ 2,812,601	$ 2,793,955